Stock-Based Compensation (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 02, 2023
Stock-Based Compensation (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in Shares)					1,098,262
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 30		$ 40
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 2.02	$ 36.6
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures	$ 400	$ 800	$ 1,100	$ 1,700